Lines of Credit and Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments [Abstract]
2020	$ 285,244
2021	38,716
2022	471,432
2023	347,995
2024	546,716
thereafter	16,249
Total long-term debt	$ 1,706,352	$ 2,174,206